Business Combinations	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Business Combinations
5. Business Combinations
a) Payment for business transfer (‘HotelBeds’)
On October 30, 2018, the Company entered into an agreement with HotelBeds Group S.L.U. (“HotelBeds”), a leading provider of travel services in Spain
, pursuant to which the Company agreed to acquire certain assets and the related workforce of HotelBeds, effective January 1, 2019 (“Acquisition Date”). The net purchase price of the transaction, which was paid in cash was $233. The excess of purchase price over the assets acquired amounted to $203, which has been recognized as goodwill.
Goodwill is attributable mainly to the benefits expected from the acquired assembled workforce and is not expected to be deductible for tax purposes.

b) HealthHelp
On March 15, 2017 (“Acquisition date”), the Company acquired all ownership interests of MTS HealthHelp Inc. and its subsidiaries (“HealthHelp”), which provides benefits management across several specialty healthcare areas, including radiology, cardiology, oncology, sleep care, orthopedics, and pain management, for a total consideration of $68,910, including working capital adjustments of $573 and a contingent consideration of $8,545, payable over a period of two years linked to revenue targets and continuation of an identified client contract. The fair value of the contingent consideration liability was estimated using Level 3 inputs which included an assumption for discount rate of 2.5%. The potential undiscounted amount of all future payments that the Company could be required to make under the contingent consideration arrangement is between $0 and $8,876.
The Company funded the acquisition primarily with a five year secured term loan. The Company is expected to leverage HealthHelp’s capability in care management to address the needs of payor, provider and insurance organizations.
The Company incurred acquisition related costs of $1,809, which were included in “General and administrative expenses” in the consolidated statement of income for the year ended March 31, 2017.
During the year ended March 31, 2018, the Company made a payment of $573 towards working capital adjustments. During the year ended March 31, 2018, a contingent consideration of $3,114 was also paid by the Company to the sellers on achievement of the revenue target in relation to the identified client contract related to the first measurement period and an amount of $1,324 was reversed and credited to its consolidated income statement, due to the shortfall in revenue target achievement for the identified client contract, in accordance with the terms of the share purchase agreement.
During the year ended March 31, 2019, a contingent consideration of $4,438 was paid by the Company to the sellers on achievement of the revenue target in relation to the identified client contract related to the second measurement period.
The purchase price has been allocated, as set out below, to the assets acquired and liabilities assumed in the business combination.

Amount
Cash	$3,119
Trade receivables	4,910
Unbilled revenue	2,016
Prepayments and other current assets	1,060
Property and equipment	4,612
Intangible assets
- Software	1,274
- Customer contracts	4,537
- Customer relationships	49,584
- Service mark	400
- Covenant not-to-compete	4,693
- Technology	4,852
Non-current assets	161
Term loan	(29,249)
Current liabilities	(2,555)
Non-current liabilities	(1,423)
Deferred tax liability	(18,163)

Net assets acquired	$29,828
Less: Purchase consideration	68,910

Goodwill on acquisition	$39,082

Goodwill of $14,876 arising from this acquisition is expected to be deductible for tax purposes. Goodwill is attributable mainly to expected synergies and assembled workforce arising from the acquisition.

c) Denali
On January 20, 2017 (“Acquisition Date”), the Company acquired all outstanding shares of Denali, a provider of strategic procurement BPM solutions for a purchase consideration of $38,668 (including the contingent consideration of $6,277, dependent on the achievement of revenue targets over a period of three years and deferred consideration of $522 payable in first quarter of the year ended March 31,
2018), including adjustments for working capital. The fair value of the contingent consideration liability was estimated using Level 3 inputs which included an assumption for discount rate of 2.5%. The potential undiscounted amount of all future payments that the Company could be required to make under the contingent consideration arrangement is between $0 and $6,578. The Company funded the acquisition through a three-year secured term loan.
Denali delivers global sourcing and procurement services to high-tech, retail and Consumer Packaged Goods (“CPG”), banking and financial services, utilities, and healthcare verticals. The acquisition of Denali is expected to add a strategic procurement capability to the Company’s existing Finance and Accounting services and will enable the Company to offer procurement solutions to its clients.
The Company incurred acquisition related costs of $502, which were included in “General and administrative expenses” in the consolidated statement of income for the year ended March 31, 2017.
During the year ended March 31, 2018, the Company made payment of $522 towards deferred consideration and an amount of $968 was reduced from the purchase consideration towards working capital adjustments. During the year ended March 31, 2018, a contingent consideration of $2,351 was also paid by the Company to the sellers on achievement of the revenue target related to the first measurement period.
During the year ended March 31, 2019, a contingent consideration of $2,484 was paid by the Company to the sellers on achievement of the revenue target related to the second measurement period.
During the year ended March 31, 2020, a contingent consideration of $1,745 was paid by the Company to the sellers on achievement of the revenue target related to the third measurement period.
The purchase price has been allocated, as set out below, to the assets acquired and liabilities assumed in the business combination.

Amount
Cash	$1,204
Trade receivables	2,799
Unbilled revenue	1,258
Prepayments and other current assets	95
Property and equipment	53
Deferred tax asset	18
Intangible assets
- Software	3
- Customer contracts	3,025
- Customer relationships	8,000
- Trade name	545
- Covenant not-to-compete	1,718
Non-current assets	27
Current liabilities	(3,781)
Short-term line of credit	(475)
Non-current liabilities	(343)
Deferred tax liability	(5,020)

Net assets acquired	$9,126
Less: Purchase consideration	38,668

Goodwill on acquisition	$29,542

Goodwill arising from this acquisition is not expected to be deductible for tax purposes. Goodwill is attributable mainly to expected synergies and assembled workforce arising from the acquisition.

d) Value Edge
On June 14, 2016 (“Acquisition Date”), the Company acquired all outstanding equity shares of Value Edge which provides business research and analytics reports and databases across the domains of pharmaceutical, biotech and medical devices, for a total consideration of $18,265 including working capital adjustments of $765 and contingent consideration of $5,112 (held in escrow), subject to compliance with certain conditions, payable over a period of three years. The acquisition is expected to deepen the Company’s domain and specialized analytical capabilities in the growing pharma market, and provide the Company with a technology asset, which is leverageable across clients and industries.
During the year ended March 31,
2020, 2019 and
2018, the Company released from escrow an amount of $1,535
each
towards contingent consideration
payable
to the sellers.